August 1, 2026

Christopher Bellacicco, Esquire

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Exchange-Traded Funds, Inc.

T. Rowe Price Biotech ETF

T. Rowe Price Capital Appreciation Fixed Income ETF

T. Rowe Price Dynamic Emerging Markets Bond ETF

T. Rowe Price Floating Rate ETF

T. Rowe Price Mid-Cap Equity Research ETF

T. Rowe Price Multi-Sector Income ETF

T. Rowe Price Securitized Income ETF

T. Rowe Price Small-Cap ETF

T. Rowe Price Total Return ETF

T. Rowe Price U.S. High Yield ETF

T. Rowe Price Ultra Short-Term Bond ETF

File Nos.: 333-235450/811-23494

Dear Gentlemen:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on July 24, 2026 and July 27, 2026.

The Funds’ prospectuses and SAI went effective automatically on August 1, 2026.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Sara Pak at 410-577-6412

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis